Common Stock (Details Narrative 2)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Sep. 30, 2013
Common Stock Details Narrative
Common stock shares issued	38,599	287,627	6,709,021